Nature of Operations	12 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature Of Operation [Text Block]
Note 1 Nature of Operations

These financial statements represent the consolidated financial statements of AntriaBio, Inc. (“AntriaBio”), formerly known as Fits My Style, Inc., and its wholly owned operating subsidiary, AntriaBio Delaware, Inc. (“Antria Delaware”). AntriaBio and Antria Delaware are collectively referred to herein as the “Company”.

Effective May 1, 2014, the Company effected a 6 to 1 reverse split of the Company’s common stock, in which for every six (6) shares of common stock combined into one (1) share of common stock. All share and per share amounts have been retroactively restated to reflect the Reverse split.